Intangible assets - Accumulated impairment losses and amortisation (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Changes in Intangible Assets and Goodwill
Net book value	€ 53,523,000	€ 41,005,000
Reduction in losses	152,000
Significant licences | Germany
Changes in Intangible Assets and Goodwill
Net book value	4,208,000	3,346,000
Significant licences | Italy
Changes in Intangible Assets and Goodwill
Net book value	3,683,000	3,922,000
Significant licences | UK
Changes in Intangible Assets and Goodwill
Net book value	1,801,000	2,320,000
Goodwill.
Changes in Intangible Assets and Goodwill
Net book value	31,271,000	23,353,000
Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Net book value	€ 12,007,000	12,602,000
Licence and spectrum fees | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Licence and spectrum fees | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	25 years
Computer software
Changes in Intangible Assets and Goodwill
Net book value	€ 4,974,000	4,977,000
Computer software | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Computer software | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	5 years
Brands | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	1 year
Brands | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	10 years
Customer bases | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	2 years
Customer bases | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	18 years
Others
Changes in Intangible Assets and Goodwill
Net book value	€ 5,271,000	73,000
Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	145,565,000	143,468,000
Exchange movements	(1,548,000)	(886,000)
Arising on acquisition	17,592,000	95,000
Disposal of subsidiaries	2,196,000
Additions	4,061,000	5,248,000
Disposals	2,513,000	2,355,000
Transfer to assets held for resale	(976,000)
Other	85,000	(5,000)
Balance at the end of the period	160,070,000	145,565,000
Cost | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	89,563,000	89,913,000
Exchange movements	(563,000)	(427,000)
Arising on acquisition	11,752,000	77,000
Disposal of subsidiaries	1,582,000
Transfer to assets held for resale	(107,000)
Balance at the end of the period	99,063,000	89,563,000
Cost | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	31,606,000	28,797,000
Exchange movements	(479,000)	(193,000)
Disposal of subsidiaries	129,000
Additions	1,776,000	3,009,000
Disposals	83,000	7,000
Transfer to assets held for resale	(679,000)
Balance at the end of the period	32,012,000	31,606,000
Cost | Computer software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	17,209,000	17,413,000
Exchange movements	(196,000)	(93,000)
Arising on acquisition	184,000	10,000
Disposal of subsidiaries	409,000
Additions	2,278,000	2,232,000
Disposals	2,383,000	2,348,000
Transfer to assets held for resale	(184,000)
Other	85,000	(5,000)
Balance at the end of the period	16,584,000	17,209,000
Cost | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	7,187,000	7,345,000
Exchange movements	(310,000)	(173,000)
Arising on acquisition	5,656,000	8,000
Disposal of subsidiaries	76,000
Additions	7,000	7,000
Disposals	47,000
Transfer to assets held for resale	(6,000)
Balance at the end of the period	12,411,000	7,187,000
Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	104,560	100,211,000
Exchange movements	(825)	(531,000)
Impairment	1,685	3,270,000
Disposal of subsidiaries	(450,000)
Amortisation charge for the year	4,459	3,941,000
Disposals	(2,471,000)	(2,339,000)
Transfer to assets held for resale	(490,000)
Other	79	8,000
Balance at the end of the period	106,547	104,560
Accumulated impairment losses and amortisation | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	66,210	63,179,000
Exchange movements	(103)	(239,000)
Impairment	1,685	3,270,000
Balance at the end of the period	67,792	66,210
Accumulated impairment losses and amortisation | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	19,004	17,377,000
Exchange movements	(338)	(59,000)
Disposal of subsidiaries	(69,000)
Amortisation charge for the year	1,833	1,693,000
Disposals	(70,000)	(7,000)
Transfer to assets held for resale	(355,000)
Balance at the end of the period	20,005	19,004
Accumulated impairment losses and amortisation | Computer software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	12,232	12,541,000
Exchange movements	(119)	(70,000)
Disposal of subsidiaries	(305,000)
Amortisation charge for the year	2,203	2,085,000
Disposals	(2,353,000)	(2,332,000)
Transfer to assets held for resale	(127,000)
Other	79	8,000
Balance at the end of the period	11,610	12,232
Accumulated impairment losses and amortisation | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	7,114	7,114,000
Exchange movements	(265)	(163,000)
Disposal of subsidiaries	(76,000)
Amortisation charge for the year	423	163,000
Disposals	(48,000)
Transfer to assets held for resale	(8,000)
Balance at the end of the period	€ 7,140	€ 7,114